Summary of Significant Accounting Policies: Basis of Accounting (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Accounting:
Basis of Accounting

(a)            Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations ("RAR"). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles ("GAAP") in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

In June 2009, the Financial Accounting Standards Board ("FASB") issued the Accounting Standards Update ("ASU") 2009-01 ("ASU 2009-01"). ASU 2009-01, also issued as FASB statement of Financial Accounting Standards ("SFAS") 168, "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", is effective for financial statements issued after September 15, 2009. ASU 2009-01 requires that the FASB's Accounting Standards Codification ("ASC") become the single source of authoritative U.S. GAAP principles recognized by the FASB. The Group adopted ASU 2009-01 and changed references to U.S. GAAP in its consolidated financial statements issued for the year ended December 31, 2009. The adoption of ASU 2009-01 did not have an impact on the Group's consolidated financial position or results of operations.